Document and Entity Information	Oct. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2023
Entity File Number	000-56553
Entity Registrant Name	MachTen, Inc.
Entity Central Index Key	0001957783
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-3979418
Entity Address, Address Line One	1516 Barlow Street, Suite D
Entity Address, City or Town	Traverse City
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49686
City Area Code	855
Local Phone Number	642-4227
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false